INCOME TAXES - Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
INCOME TAXES
Statutory federal income tax rate	21.00%	21.00%
Tax effects of change in fair value of warrant liability	(37.20%)	(117.00%)
Gain on deferred underwriting	(1.70%)
Net operating loss	0.30%
Tax effects of transaction costs allocated to warrant liability		78.00%
Change in valuation allowance	32.10%	18.00%
Income tax provision	14.50%